TRADE PAYABLES	6 Months Ended
Jun. 30, 2020
Disclosure of trade payables [Abstract]
TRADE PAYABLES

10. TRADE PAYABLES

The aging analysis of trade payables as of December 31, 2019 and June 30, 2020 is as follows:

	December 31,	June 30,	June 30,
	2019	2020	2020
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Within 1 year	3,796	610	86
1 to 2 years	—	—	—
Over 2 years	100	100	14
	3,896	710	100

The trade payables are non-interest-bearing and are normally settled within six months.